RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (FY) (Details) - USD ($)		3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Aug. 18, 2020	Mar. 31, 2020
BALANCE SHEETS
Warrant liability		$ 10,176,000						$ 10,176,000		$ 13,365,500	$ 13,365,500
Total Liabilities	$ 27,171	21,144,987						21,144,987		22,584,508	22,584,508
Class A common stock subject to possible redemption		230,000,000			$ 230,000,000			230,000,000	$ 230,000,000	230,000,000	230,000,000	$ 200,000,000
Class A common stock					65				65			65
Additional paid-in capital										0	0
Accumulated deficit	(1,000)	(20,735,459)			(19,823,320)			(20,735,459)	(19,823,320)	(21,431,991)	(21,431,991)	(18,557,577)
Total Stockholders' Equity (Deficit)	(1,000)	(20,734,819)	$ (21,459,076)	$ (16,789,641)	(19,822,680)	$ 24,000	$ (21,459,076)	(20,734,819)	(19,822,680)	(21,431,351)	(21,431,351)	(18,556,937)	$ 24,000
STATEMENTS OF OPERATIONS
Change in fair value of warrant liability		1,070,750			466,500			3,189,500	466,500	236,500
Transaction costs										(837,355)
Net loss	(1,000)	724,257	(4,669,435)	4,641,710	(453,098)	0		696,532	(453,098)	(2,061,769)
STATEMENT OF CASH FLOWS
Initial classification of warrant liability											13,602,000
Initial classification of common stock subject to possible redemption									230,000,000	230,000,000
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Class A common stock subject to possible redemption										(25,517,456)
Accretion to common stock subject to redemption amount					25,517,456
Stockholders' Equity Attributable to Parent	$ (1,000)	(20,734,819)	(21,459,076)	(16,789,641)	(19,822,680)	$ 24,000	(21,459,076)	(20,734,819)	(19,822,680)	(21,431,351)	(21,431,351)	(18,556,937)	$ 24,000
Restatement Of Warrants As Derivative Liabilities [Member]
BALANCE SHEETS
Warrant liability					13,135,500				13,135,500	13,365,500	13,365,500	13,602,000
Total Liabilities					21,261,783				21,261,783	22,584,508	22,584,508	20,778,121
Class A common stock subject to possible redemption					205,177,310				205,177,310	203,568,640	203,568,640	176,443,060
Additional paid-in capital					5,453,221				5,453,221	7,061,874	7,061,874	5,837,483
Accumulated deficit					(454,099)				(454,099)	(2,062,769)	(2,062,769)	(838,356)
Total Stockholders' Equity (Deficit)					$ 5,000,010				$ 5,000,010	$ 5,000,009	$ 5,000,009	$ 5,000,003
Number of Class A common stock subject to redemption					20,517,731				20,517,731	20,356,864	20,356,864	17,644,306
STATEMENTS OF OPERATIONS
Change in fair value of warrant liability					$ 466,499				$ 466,499	$ 236,500
Transaction costs					(837,355)				(837,355)	(837,355)
Net loss					$ (453,099)				$ (453,099)	$ (2,061,769)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption					18,952,768				18,952,768	20,323,974
Basic and diluted net earnings per share, common stock subject to possible redemption					$ 0.00				$ 0.00	$ 0.00
Weighted average shares outstanding, basic					3,374,881				3,424,425	2,318,726
Weighted average shares outstanding, diluted					3,374,881				3,424,425	2,318,726
Basic net (loss) per share					$ 0.00				$ 0.00	$ (0.89)
Diluted net (loss) per share					$ 0.00				$ 0.00	$ (0.89)
STATEMENT OF CASH FLOWS
Net loss									$ (453,099)	$ (2,061,770)
Allocation of initial public offering costs									837,356	837,356
Initial classification of warrant liability									13,602,000	13,602,000
Initial classification of common stock subject to possible redemption									204,793,060	204,793,060
Change in value of Class A common stock subject to possible redemption									384,250	(1,224,420)
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Stockholders' Equity Attributable to Parent					$ 5,000,010				5,000,010	5,000,009	$ 5,000,009	$ 5,000,003
Restatement of redeemable common stock as temporary equity
BALANCE SHEETS
Accumulated deficit			(21,459,716)	(16,790,281)	(19,823,320)		(21,459,716)		(19,823,320)	(21,431,991)	(21,431,991)	(18,557,577)
Total Stockholders' Equity (Deficit)			(21,459,076)	(16,789,641)	(19,822,680)		(21,459,076)		(19,822,680)	(21,431,351)	(21,431,351)	(18,556,937)
STATEMENT OF CASH FLOWS
Initial classification of common stock subject to possible redemption									230,000,000	230,000,000
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Accretion to common stock subject to redemption amount									(25,517,456)
Stockholders' Equity Attributable to Parent			(21,459,076)	(16,789,641)	(19,822,680)		(21,459,076)		(19,822,680)	(21,431,351)	(21,431,351)	(18,556,937)
As Previously Reported
BALANCE SHEETS
Additional paid-in capital			7,089,593	2,420,210	5,453,221		7,089,593		5,453,221	7,061,874	7,061,874	5,837,483
Accumulated deficit			(2,090,494)	2,578,941	(454,099)		(2,090,494)		(454,099)	(2,062,769)	(2,062,769)	(838,356)
Total Stockholders' Equity (Deficit)			5,000,004	5,000,009	5,000,010		5,000,004		5,000,010	5,000,009	5,000,009	5,000,003
STATEMENT OF CASH FLOWS
Initial classification of common stock subject to possible redemption									204,793,060	204,793,060
Change in value of Class A common stock subject to possible redemption				4,641,710			(27,720)		384,250	(1,224,420)
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Class A common stock subject to possible redemption									(205,177,310)	(205,177,310)
Change in value of common stock subject to redemption				(4,641,710)			4,669,430			1,608,670
Stockholders' Equity Attributable to Parent			5,000,004	5,000,009	5,000,010		5,000,004		5,000,010	5,000,009	5,000,009	5,000,003
As Previously Reported | Restatement Of Warrants As Derivative Liabilities [Member]
BALANCE SHEETS
Total Liabilities					8,126,283				8,126,283	9,219,008	9,219,008	7,176,121
Class A common stock subject to possible redemption					218,312,810				218,312,810	216,934,140	216,934,140	190,045,060
Additional paid-in capital					5,082,496				5,082,496	6,461,152	6,461,152	5,000,263
Accumulated deficit					(83,243)				(83,243)	(1,461,914)	(1,461,914)	(1,000)
Total Stockholders' Equity (Deficit)					$ 5,000,010				$ 5,000,010	$ 5,000,009	$ 5,000,009	$ 5,000,003
Number of Class A common stock subject to redemption					21,831,281				21,831,281	21,693,414	21,693,414	19,004,506
STATEMENTS OF OPERATIONS
Net loss					$ (82,243)				$ (82,243)	$ (1,460,914)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption									15,112,852	16,131,141
Basic and diluted net earnings per share, common stock subject to possible redemption					$ 0.00				$ 0.00	$ 0.00
Weighted average shares outstanding, basic					5,952,197				3,895,358	4,542,198
Weighted average shares outstanding, diluted					5,952,197				3,895,358	4,542,198
Basic net (loss) per share					$ (0.02)				$ (0.02)	$ (0.32)
Diluted net (loss) per share					$ (0.02)				$ (0.02)	$ (0.32)
STATEMENT OF CASH FLOWS
Net loss									$ (82,243)	$ (1,460,914)
Initial classification of common stock subject to possible redemption									218,395,060	218,395,060
Change in value of Class A common stock subject to possible redemption									(82,250)	(1,460,920)
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Stockholders' Equity Attributable to Parent					$ 5,000,010				5,000,010	5,000,009	$ 5,000,009	$ 5,000,003
Adjustment
BALANCE SHEETS
Additional paid-in capital			(7,089,593)	(2,420,210)	(5,453,221)		(7,089,593)		(5,453,221)	(7,061,874)	(7,061,874)	(5,837,483)
Accumulated deficit			(19,369,222)	(19,369,222)	(19,369,221)		(19,369,222)		(19,369,221)	(19,369,222)	(19,369,222)	(17,719,221)
Total Stockholders' Equity (Deficit)			(26,459,080)	(21,789,650)	$ (24,822,690)		(26,459,080)		(24,822,690)	(26,431,360)	(26,431,360)	(23,556,940)
STATEMENTS OF OPERATIONS
Basic net (loss) per share					$ (0.03)
Diluted net (loss) per share					$ (0.03)
STATEMENT OF CASH FLOWS
Initial classification of common stock subject to possible redemption									25,206,940	25,206,940
Change in value of Class A common stock subject to possible redemption				(4,641,710)			27,720		(384,250)	1,224,420
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Class A common stock subject to possible redemption									205,177,310	205,177,310
Change in value of common stock subject to redemption				(4,641,710)			(4,669,430)			(1,608,670)
Accretion to common stock subject to redemption amount									(25,517,456)	(25,517,456)
Stockholders' Equity Attributable to Parent			(26,459,080)	(21,789,650)	$ (24,822,690)		(26,459,080)		(24,822,690)	(26,431,360)	(26,431,360)	(23,556,940)
Adjustment | Restatement Of Warrants As Derivative Liabilities [Member]
BALANCE SHEETS
Warrant liability					13,135,500				13,135,500	13,365,500	13,365,500	13,602,000
Total Liabilities					13,135,500				13,135,500	13,365,500	13,365,500	13,602,000
Class A common stock subject to possible redemption					(13,135,500)				(13,135,500)	(13,365,500)	(13,365,500)	(13,602,000)
Additional paid-in capital					370,725				370,725	600,722	600,722	837,220
Accumulated deficit					$ (370,856)				$ (370,856)	$ (600,855)	$ (600,855)	$ (837,356)
Number of Class A common stock subject to redemption					(1,313,550)				(1,313,550)	(1,336,550)	(1,336,550)	(1,360,200)
STATEMENTS OF OPERATIONS
Change in fair value of warrant liability					$ 466,499				$ 466,499	$ 236,500
Transaction costs					(837,355)				(837,355)	(837,355)
Net loss					$ (370,856)				$ (370,856)	$ (600,855)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption					18,952,768				3,839,915	4,192,832
Basic and diluted net earnings per share, common stock subject to possible redemption					$ 0				$ 0	$ 0
Weighted average shares outstanding, basic					(2,577,316)				(470,933)	(2,223,472)
Weighted average shares outstanding, diluted					(2,577,316)				(470,933)	(2,223,472)
Basic net (loss) per share									$ 0.02
Diluted net (loss) per share					$ 0.02				$ 0.02	$ (0.57)
STATEMENT OF CASH FLOWS
Net loss									$ (370,856)	$ (600,856)
Allocation of initial public offering costs									837,356	837,356
Initial classification of warrant liability									13,602,000	13,602,000
Initial classification of common stock subject to possible redemption									(13,602,000)	(13,602,000)
Change in value of Class A common stock subject to possible redemption									$ 466,500	236,500
Class A Common Stock
BALANCE SHEETS
Class A common stock		$ 65						$ 65		$ 65	$ 65
Number of Class A common stock subject to redemption	0									23,000,000	23,000,000
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic		23,650,000			10,858,152			23,650,000	3,645,803	8,674,180
Weighted average shares outstanding, diluted	0	23,650,000			10,858,152			23,650,000	3,645,803	8,674,180
Basic net (loss) per share	$ 0.00	$ 0.02			$ (0.03)			$ 0.02	$ (0.05)	$ (0.15)
Diluted net (loss) per share	$ 0.00	$ 0.02			$ (0.03)			$ 0.02	$ (0.05)	$ (0.15)
Class A Common Stock | Restatement Of Warrants As Derivative Liabilities [Member]
BALANCE SHEETS
Class A common stock					$ 313				$ 313
Class A Common Stock | Restatement of redeemable common stock as temporary equity
BALANCE SHEETS
Class A common stock			$ 65	$ 65	$ 65		$ 65		$ 65	$ 65	$ 65	$ 65
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic			23,650,000		10,858,152		23,650,000			20,505,492
Weighted average shares outstanding, diluted			23,650,000	23,650,000	10,858,152		23,650,000			20,505,492
Basic net (loss) per share			$ (0.16)		$ (0.03)				$ (0.05)	$ (0.08)
Diluted net (loss) per share			$ (0.16)	$ 0.16	$ (0.03)				$ (0.05)	$ (0.08)
Class A Common Stock | As Previously Reported
BALANCE SHEETS
Class A common stock			$ 330	$ 283	$ 313		$ 330		$ 313	$ 329	329	301
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic			20,821,035		18,952,768		21,926,782		18,952,768	20,323,974
Weighted average shares outstanding, diluted			20,821,035	21,693,414	18,952,768		21,926,782		18,952,768	20,323,974
Class A Common Stock | As Previously Reported | Restatement Of Warrants As Derivative Liabilities [Member]
BALANCE SHEETS
Class A common stock					$ 182				$ 182	$ 196	196	165
Class A Common Stock | Adjustment
BALANCE SHEETS
Class A common stock			$ (265)	$ (218)	$ (248)		$ (265)		$ (248)	$ (264)	(264)	(236)
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic			2,828,965		(8,094,616)		1,723,218		(15,306,965)	(11,649,794)
Weighted average shares outstanding, diluted			2,828,965	1,956,586	(8,094,616)		1,723,218		(15,306,965)	(11,649,794)
Basic net (loss) per share			$ (0.16)		$ (0.03)				$ (0.05)	$ (0.15)
Diluted net (loss) per share			$ (0.16)	$ 0.16	$ (0.03)				$ (0.05)	$ (0.15)
Class A Common Stock | Adjustment | Restatement Of Warrants As Derivative Liabilities [Member]
BALANCE SHEETS
Class A common stock					$ 131				$ 131	$ 133	133	136
Class A Common Stock Subject to Redemption [Member] | Restatement of redeemable common stock as temporary equity
BALANCE SHEETS
Class A common stock subject to possible redemption			$ 230,000,000	$ 230,000,000	230,000,000		$ 230,000,000		230,000,000	230,000,000	230,000,000	200,000,000
Class A Common Stock Subject to Redemption [Member] | As Previously Reported
BALANCE SHEETS
Class A common stock subject to possible redemption			203,540,920	208,210,350	205,177,310		203,540,920		205,177,310	203,568,640	203,568,640	176,443,060
STATEMENT OF CASH FLOWS
Initial classification of common stock subject to possible redemption									204,793,060	204,793,060
Change in value of Class A common stock subject to possible redemption									384,250	(1,224,420)
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Class A common stock subject to possible redemption									(205,177,310)
Class A Common Stock Subject to Redemption [Member] | Adjustment
BALANCE SHEETS
Class A common stock subject to possible redemption			$ 26,459,080	$ 21,789,650	$ 24,822,690		$ 26,459,080		24,822,690	26,431,360	26,431,360	$ 23,556,940
STATEMENT OF CASH FLOWS
Initial classification of common stock subject to possible redemption									25,206,940	25,206,940
Change in value of Class A common stock subject to possible redemption									(384,250)	1,224,420
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Class A common stock subject to possible redemption									$ 205,177,310
Class B Common Stock
BALANCE SHEETS
Class A common stock		$ 575						$ 575		$ 575	$ 575
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic		5,750,000			5,301,630			5,750,000	4,918,796	5,127,732
Weighted average shares outstanding, diluted	0	5,750,000			5,301,630			5,750,000	4,918,796	5,127,732
Basic net (loss) per share	$ 0.00	$ 0.02			$ (0.03)			$ 0.02	$ (0.05)	$ (0.15)
Diluted net (loss) per share	$ 0.00	$ 0.02			$ (0.03)			$ 0.02	$ (0.05)	$ (0.15)
Class B Common Stock | Restatement of redeemable common stock as temporary equity
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic			5,750,000	5,750,000	5,301,630		5,750,000		4,918,796	5,127,732
Weighted average shares outstanding, diluted			5,750,000		5,301,630		5,750,000		4,918,796	5,127,732
Basic net (loss) per share			$ (0.16)	$ 0.16	$ (0.03)				$ (0.05)	$ (0.08)
Diluted net (loss) per share			$ (0.16)		$ (0.03)				$ (0.05)	$ (0.08)
Class B Common Stock | As Previously Reported
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic			8,485,715	9,043,136	3,374,881		8,809,768		3,424,425	2,318,726
Weighted average shares outstanding, diluted			8,485,715		3,374,881		8,809,768		3,424,425	2,318,726
Basic net (loss) per share			$ (0.54)	$ 0.51						$ (0.89)
Diluted net (loss) per share			$ (0.54)							$ (0.89)
Class B Common Stock | Adjustment
STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic			(2,735,715)	(3,293,136)	(1,926,749)		(3,059,768)		1,494,371	2,809,006
Weighted average shares outstanding, diluted			(2,735,715)		(1,926,749)		(3,059,768)		1,494,371	2,809,006
Basic net (loss) per share			$ 0.38	$ (0.35)	$ (0.03)				$ (0.05)	$ 0.74
Diluted net (loss) per share			$ 0.38		$ (0.03)				$ (0.05)	$ 0.74